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Oberweis Global Opportunities Fund
OBERWEIS GLOBAL OPPORTUNITIES FUND
INVESTMENT OBJECTIVE
The Oberweis Global Opportunities Fund’s investment objective is to maximize capital appreciation.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Oberweis Global Opportunities Fund	Investor Class	Institutional Class
Management Fees	0.85%	0.85%
Distribution and/or Service (12b-1) Fees	0.25%	none
Other Expenses	0.41%	0.40%
Total Annual Fund Operating Expenses	1.51%	1.25%

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Oberweis Global Opportunities Fund - USD ($)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Investor Class	154	477	824	1,802
Institutional Class	127	397	686	1,511

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 95% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests, under normal circumstances, at least 80% of its net assets in the securities of relatively small companies, which, at the time of investment, have a market capitalization of less than or equal to $1.5 billion or are within the range of companies represented in the MSCI ACWI Small-Cap Index, whichever is greater. The Fund invests principally in the common stocks of companies that the Fund’s investment adviser, Oberweis Asset Management, Inc. (“OAM”), believes have the potential for significant long-term growth in market value. The Fund may invest without limit in U.S. and non-U.S. companies. The non-U.S. companies in which the Fund invests may be securities of companies in developed or developing (or emerging) markets, including Chinese securities acquired through the Shanghai-Hong Kong Stock Connect and the Shenzhen-Hong Kong Stock Connect, as well as equity-linked certificates (also called Participatory Notes) which are expected to provide the fund exposure to certain classes of shares traded in foreign markets which would otherwise not be available to the Fund. The Fund may invest in equity-linked certificates issued and/or guaranteed by counterparties rated A or better by Moody’s or Standard & Poor’s Corporation or issued and/or guaranteed by counterparties deemed to be of similar quality by OAM. Equity-linked certificates are derivative securities generally issued by banks or broker-dealers that are linked to the performance of an underlying foreign security. OAM anticipates that approximately 40 – 60% of the Fund’s assets, on average over time, will be invested in emerging growth companies outside the United States.

The Fund seeks to invest in up-and-coming companies which OAM believes have the potential for increasing profitability and accelerating growth. The Fund seeks to invest in equity securities that typically exhibit the following characteristics:

Under-Appreciated Revenue and Earnings Growth — potential for revenue and/or earnings growth in excess of consensus expectations.

Timely Catalyst — a recent positive earnings release or an earnings surprise that tangibly and quantitatively begins to confirm that consensus analyst expectations are too low.

Inflection Point of Change — a business that is experiencing change — often from a new product, a new management team or a regulatory change — as these changes can drive unexpected or underestimated growth. A significant gap generally exists between OAM’s forecasts and consensus analyst expectations.

Limited Analyst Coverage — a company not widely followed by other analysts to maximize the chances of finding misunderstood situations.

Sustainability — a sustainable business with a competitive position driven by niche market leadership, intellectual capital or unique manufacturing processes. Put another way, a reasonable barrier to competitive entry.

Operating Leverage — profitable and scalable business model, which tends to generate rising net profits margins as revenue growth accelerates.

Valuation — undervalued based on OAM’s growth forecasts and historical valuation metrics afforded the company and/or peers.

PRINCIPAL RISKS
FUND PERFORMANCE

The following bar chart and table provide some indication of the risks of investing in the Fund by showing how the performance of the Fund’s Investor Class shares has varied over time. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at oberweisfunds.com or by calling 800-245-7311.

Annual Total Returns

BEST QUARTER WORST QUARTER 2Q 2020 40.03% 4Q 2018 -24.28%
Average Annual Total Returns (for the Periods Ended December 31, 2023)

The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index and an additional index with characteristics relevant to the Fund. The table also shows returns on a before and after tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. The after-tax return information shown does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or individual retirement account (“IRA”). After-tax returns are shown only for Investor Class and after-tax returns for Institutional Class will vary. In certain cases, the “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than or the same as other return figures for the same period. This will occur when a capital loss is realized upon the sale of Fund shares and provides an assumed tax benefit that increases the return.

Average Annual Returns - Oberweis Global Opportunities Fund	Label	1 Year		5 Years		10 Years		Inception Date
Investor Class	Return Before Taxes	6.40%		12.98%		6.07%
Investor Class | Return After Taxes on Distributions	Return After Taxes on Distributions	6.40%		11.31%		4.25%
Investor Class | Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	3.79%		10.51%		4.58%
Institutional Class	Institutional Class (Return Before Taxes)	6.67%		13.26%		7.62%	[1]	May 01, 2017
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	18.24%	[2]	8.16%	[2]	4.28%	[2]
MSCI ACWI Small Cap Index (reflects no deduction for fees, expenses or taxes)	MSCI ACWI Small Cap Index (reflects no deduction for fees, expenses or taxes)	16.84%		9.85%		6.66%
[1]	Since the inception of the institutional class on May 1, 2017.
[2]	The Fund changed its broad-based securities market index from the MSCI ACWI Small Cap Index to the MSCI EAFE Index to reflect that the MSCI EAFE Index may be considered more broadly representative of the overall applicable securities market.